General and administrative expenses	12 Months Ended
Dec. 31, 2011
General and administrative expenses
General and administrative expenses

in	2011	2010	2009

General and administrative expenses (CHF million)

Occupancy expenses	1,132	1,191	1,190

IT, machinery, etc.	1,452	1,348	1,230

Provisions and losses	704	533	1,457

Travel and entertainment	443	473	448

Professional services	2,074	2,176	1,835

Amortization and impairment of other intangible assets	30	35	49

Other	1,537	1,475	1,492

General and administrative expenses	7,372	7,231	7,701